Financial instruments - additional disclosures (Details 7) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Associated companies at fair value through profit and loss [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	$ 211	$ 186
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement	2	57
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	(26)	(18)
Fair value adjustments recognized in the consolidated statement of comprehensive income	(2)	4
Purchases fair value measurement assets	34	24
Disposals fair value measurement assets	(27)	(23)
Reclassification fair value measurement assets		(19)
Fair value measurement, carrying value, level 3, at end of period	192	211
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	(24)	39
Fund investments [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	366	233
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement	70	151
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	(8)	(8)
Fair value adjustments recognized in the consolidated statement of comprehensive income	(1)	3
Purchases fair value measurement assets	12	17
Disposals fair value measurement assets	(71)	(61)
Reclassification fair value measurement assets	(30)	31
Fair value measurement, carrying value, level 3, at end of period	338	366
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	62	143
Long term financial investments [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	460	581
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement	69	34
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	(13)	(39)
Fair value adjustments recognized in the consolidated statement of comprehensive income	51	33
Purchases fair value measurement assets	137	123
Disposals fair value measurement assets	(43)	(109)
Reclassification fair value measurement assets	(44)	(163)
Fair value measurement, carrying value, level 3, at end of period	617	460
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	56	(5)
Contingent consideration receivables [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	625	399
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement	124	173
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	(44)
Fair value adjustments recognized in the consolidated statement of comprehensive income	(22)	40
Purchases fair value measurement assets		43
Cash receipts and payments fair value measurement assets	(42)	(30)
Fair value measurement, carrying value, level 3, at end of period	641	625
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	80	173
Contingent consideration payables [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	(1,046)	(1,036)
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement	182	206
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	(189)	(90)
Fair value adjustments recognized in the consolidated statement of comprehensive income	22	(62)
Purchases fair value measurement assets	(88)	(123)
Cash receipts and payments fair value measurement assets	44	63
Reclassification fair value measurement assets		(4)
Fair value measurement, carrying value, level 3, at end of period	(1,075)	(1,046)
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	(7)	116
Other financial liabilities [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	$ (23)	(29)
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement		(3)
Fair value adjustments recognized in the consolidated statement of comprehensive income		(2)
Cash receipts and payments fair value measurement assets		11
Fair value measurement, carrying value, level 3, at end of period		(23)
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end		$ (3)